UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response........20.00

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8644
Variable Insurance Funds
(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, OH 43219
(Address of principal executive offices)		(Zip code)
BISYS Fund Services Ohio, Inc. 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1 – 800 – 862 - 6668

Date of fiscal year end:	December 31, 2004

Date of reporting period:	September 30, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.

§ 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

BB&T Large Cap Value Fund

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Shares	Fair Value
Common Stocks (97.3%)
Consumer Discretionary (9.4%)
Cox Communications, Inc. - Class A (b)	66,000	$2,186,580
Gannett Company, Inc.	23,000	1,926,480
Mattel, Inc.	60,000	1,087,800
May Department Stores Co.	36,400	932,932
V.F. Corp.	12,600	623,070
Walt Disney Co. (The)	89,000	2,006,950
Whirlpool Corp.	14,100	847,269
		9,611,081
Consumer Staples (5.7%)
Albertson’s, Inc.	55,400	1,325,722
Altria Group, Inc.	29,000	1,364,160
Kimberly-Clark Corp.	27,000	1,743,930
Sara Lee Corp.	62,452	1,427,653
		5,861,465
Energy (11.5%)
Anadarko Petroleum Corp.	31,000	2,057,160
ChevronTexaco Corp.	43,800	2,349,432
Conocophillips	35,700	2,957,745
Exxon Mobil Corp.	22,632	1,093,805
Royal Dutch Petroleum Co. - NY Shares	39,500	2,038,200
Schlumberger, Ltd.	18,000	1,211,580
		11,707,922
Financials (28.4%)
American Express Co.	24,000	1,235,040
American International Group, Inc.	13,000	883,870
Aon Corp.	63,500	1,824,990
Bank of America Corp.	56,000	2,426,479
Citigroup, Inc.	32,333	1,426,532
Equity Residential	15,000	465,000
Fannie Mae	22,000	1,394,800
Franklin Resources, Inc.	22,500	1,254,600
ING Groep NV - ADR	44,677	1,129,435
J.P. Morgan Chase & Co.	54,490	2,164,887
Lincoln National Corp.	22,200	1,043,400
Merrill Lynch & Company, Inc.	20,000	994,400
Northern Trust Corp.	47,000	1,917,600
Old Republic International Corp.	40,000	1,001,200
PNC Financial Services Group	38,000	2,055,800
St. Paul Companies, Inc.	58,600	1,937,316
SunTrust Banks, Inc.	28,000	1,971,480
Washington Mutual, Inc.	47,000	1,836,760
Wells Fargo & Co.	32,000	1,908,160
		28,871,749
Health Care (8.3%)
Abbott Laboratories	29,200	1,236,912
Becton, Dickinson & Co.	18,000	930,600
Bristol-Myers Squibb Co.	28,600	676,962
Cigna Corp.	22,000	1,531,860
HCA, Inc.	23,000	877,450
Johnson & Johnson	19,400	1,092,802
Merck & Company, Inc.	44,000	1,452,000
Schering-Plough Corp.	35,000	667,100
		8,465,686
Industrials (11.6%)
Emerson Electric Co.	36,500	2,258,985
General Electric Co.	30,000	1,007,400

H & R Block, Inc.	24,000	1,186,080
Norfolk Southern Corp.	58,200	1,730,868
Parker-Hannifin Corp.	14,900	877,014
Pitney Bowes, Inc.	46,000	2,028,600
Raytheon Co.	45,000	1,709,100
Sonoco Products Co.	39,800	1,052,312
		11,850,359
Information Technology (7.9%)
Agilent Technologies, Inc. (b)	42,424	915,086
Automatic Data Processing, Inc.	45,400	1,875,928
First Data Corp.	25,000	1,087,500
Hewlett-Packard Co.	65,200	1,222,500
IBM Corp.	9,800	840,252
Microsoft Corp.	35,000	967,750
Nokia Corp. - ADR	87,000	1,193,640
		8,102,656
Materials (4.5%)
Air Products & Chemicals, Inc.	22,000	1,196,360
Alcoa, Inc.	34,000	1,142,060
E.I. DuPont de Nemours & Co.	13,000	556,400
Weyerhaeuser Co.	25,000	1,662,000
		4,556,820
Telecommunication Services (4.7%)
AT&T Corp.	17,830	255,326
BellSouth Corp.	70,800	1,920,096
SBC Communications, Inc.	53,400	1,385,730
Sprint Corp.	60,000	1,207,800
		4,768,952
Utilities (5.3%)
Dominion Resources, Inc.	14,000	913,500
Duke Energy Corp.	30,000	686,700
National Fuel Gas Co.	38,200	1,082,206
NiSource, Inc.	60,000	1,260,600
TXU Corp.	20,000	958,400
Xcel Energy, Inc.	31,910	552,680
		5,454,086
Total Common Stocks		99,250,776

Investment Company (3.2%)
Federated Prime Cash Obligations Fund - Institutional Class	3,242,514	3,242,514

Total Investments (Cost $90,042,564) (a) - 100.5%		$102,493,290

Percentages indicated are based on net assets of $101,955,075.

(a)  Represents cost for financial reporting purposes, is substantially the same for federal income tax purposes, and differs from fair value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$17,223,328
Unrealized depreciation	(4,772,602)
Net unrealized appreciation	$12,450,726

(b)  Represents non-income producing securities.

ADR – American Depository Receipt.

See accompanying notes to the schedules of investments.

BB&T Mid Cap Growth Fund

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Shares	Fair Value
Common Stocks (96.5%)
Consumer Discretionary (21.2%)
Aeropostale, Inc. (b)	9,500	$248,900
Coach, Inc. (b)	13,000	551,460
Florida Rock Industries, Inc.	7,100	347,829
Harman International Industries, Inc.	4,700	506,425
Michaels Stores, Inc.	4,700	278,287
MSC Industrial Direct Co. - Class A	14,400	490,752
PETsMART, Inc. (b)	16,900	479,791
Pulte Homes, Inc.	5,200	319,124
Royal Caribbean Cruises, Ltd.	7,900	344,440
Staples, Inc.	8,800	262,416
Starbucks Corp. (b)	6,100	277,306
Starwood Hotels & Resorts Worldwide, Inc.	11,700	543,114
Toll Brothers, Inc. (b)	6,000	277,980
Urban Outfitters, Inc. (b)	17,200	591,680
Washington Post Co. (The) - Class B	300	276,000
		5,795,504
Consumer Staples (1.6%)
United Natural Foods, Inc. (b)	16,400	436,240

Energy (8.1%)
Baker Hughes, Inc.	4,900	214,228
BJ Services Co. (b)	7,900	414,039
Chesapeake Energy Corp.	25,500	403,665
Massey Energy Co.	7,400	214,082
Peabody Energy Corp.	3,650	217,175
Smith International, Inc. (b)	4,500	273,285
Weatherford International, Ltd. (b)	4,300	219,386
XTO Energy, Inc.	8,500	276,080
		2,231,940
Financials (6.0%)
Brown & Brown, Inc.	7,500	342,750
Doral Financial Corp.	10,000	414,700
Legg Mason, Inc.	3,900	207,753
Providian Financial Corp. (b)	24,500	380,730
T. Rowe Price Group, Inc.	5,700	290,358
		1,636,291
Health Care (16.0%)
Biogen Idec, Inc. (b)	4,900	299,733
Caremark Rx, Inc. (b)	9,100	291,837
Celgene Corp. (b)	5,700	331,911
Cooper Companies, Inc. (The)	3,000	205,650
Covance, Inc. (b)	9,000	359,730
Coventry Health Care, Inc. (b)	6,600	352,242
Dade Behring Holdings, Inc. (b)	5,000	278,590
Fisher Scientific International, Inc. (b)	8,000	466,640
Genzyme Corp. (b)	6,300	342,783
Gilead Sciences, Inc. (b)	10,500	392,490
Kinetic Concepts, Inc. (b)	5,400	283,770
Patterson Companies, Inc. (b)	3,500	267,960
Renal Care Group, Inc. (b)	8,100	261,063
Zimmer Holdings, Inc. (b)	3,200	252,928
		4,387,327
Industrials (11.4%)
Amphenol Corp. - Class A (b)	12,800	438,528
Cummins, Inc.	4,300	317,727
Fastenal Co.	5,500	316,800

Gen-Probe, Inc. (b)	7,700	306,999
Goodrich Corp.	9,000	282,240
J.B. Hunt Transport Services, Inc. (b)	9,500	352,830
National-Oilwell, Inc. (b)	8,300	272,738
Rockwell Automation, Inc.	12,500	483,750
Yellow Roadway Corp. (b)	7,500	351,675
		3,123,287
Information Technology (27.8%)
Activision, Inc. (b)	18,300	253,821
Adobe Systems, Inc.	6,100	301,767
Apple Computer, Inc. (b)	14,100	546,375
Ask Jeeves, Inc. (b)	10,400	340,184
ATI Technologies, Inc. (b)	7,850	120,341
AutoDesk, Inc.	11,300	549,518
Cerner Corp. (b)	7,800	337,428
Cognizant Technology Solutions Corp. (b)	14,300	436,293
Comverse Technology, Inc. (b)	11,100	209,013
Expeditors International of Washington, Inc.	6,800	351,560
FLIR Systems, Inc. (b)	4,600	269,100
Getty Images, Inc. (b)	5,100	282,030
InfoSpace, Inc. (b)	9,600	454,944
ITT Industries, Inc.	3,500	279,965
Juniper Networks, Inc. (b)	14,600	344,560
Marvell Technology Group, Ltd. (b)	16,000	418,080
Microchip Technology, Inc.	11,800	316,712
Network Appliance, Inc. (b)	9,000	207,000
Polycom, Inc. (b)	7,000	138,740
Research in Motion, Ltd. (b)	5,400	412,236
Symantec Corp. (b)	10,000	548,800
Zebra Technologies Corp. - Class A (b)	8,100	494,181
		7,612,648
Telecommunication Services (4.4%)
American Tower Corp. - Class A (b)	15,500	237,925
Mobile Telesystems - ADR	1,150	166,739
SpectraSite, Inc. (b)	5,900	274,350
VimpelCom - ADR (b)	1,550	168,640
XM Satellite Radio Holdings, Inc. - Class A (b)	11,700	362,933
		1,210,587
Total Common Stocks		26,433,824

Investment Company (1.0%)
Federated Prime Cash Obligations Fund – Institutional Class	284,323	284,323

Total Investments (Cost $21,913,298) (a) - 97.5%		$26,718,147

Percentages indicated are based on net assets of $27,390,385.

(a)  Represents cost for financial reporting purposes, is substantially the same for federal income tax purposes, and differs from fair value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$4,952,316
Unrealized depreciation	(147,467)
Net unrealized appreciation	$4,804,849

(b)  Represents non-income producing securities.

ADR – American Depository Receipt.

See accompanying notes to the schedules of investments.

BB&T Large Company Growth Fund

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Shares	Fair Value
Common Stocks (96.7%)
Consumer Discretionary (11.6%)
Best Buy Company, Inc. (b)	4,700	$254,928
Coach, Inc. (b)	5,000	212,100
eBay, Inc. (b)	3,900	358,566
Harley-Davidson, Inc.	5,500	326,920
Home Depot, Inc.	12,000	470,400
News Corp., Ltd. (The) - ADR	9,500	312,265
Target Corp.	9,000	407,250
		2,342,429
Consumer Staples (12.8%)
Estee Lauder Companies, Inc. (The) - Class A	11,000	459,800
Gillette Co. (The)	4,700	196,178
PepsiCo, Inc.	9,600	467,040
Procter & Gamble Co.	11,200	606,144
Sysco Corp.	15,000	448,800
Wal-Mart Stores, Inc.	8,000	425,600
		2,603,562
Energy (3.2%)
Anadarko Petroleum Corp.	4,800	318,528
Apache Corp.	5,600	280,616
Baker Hughes, Inc.	1,200	52,464
		651,608
Financials (9.7%)
American Express Co.	3,500	180,110
American International Group, Inc.	6,500	441,935
Citigroup, Inc.	5,500	242,660
Fannie Mae	4,500	285,300
J.P. Morgan Chase & Co.	6,500	258,245
Morgan Stanley	3,800	187,340
PNC Financial Services Group	3,200	173,120
Wachovia Corp.	4,000	187,800
		1,956,510
Health Care (23.1%)
Amgen, Inc. (b)	6,500	368,420
Becton, Dickinson & Co.	5,000	258,500
Boston Scientific Corp. (b)	5,069	201,391
Bristol-Myers Squibb Co.	4,000	94,680
Genentech, Inc.	4,800	251,616
Genzyme Corp. (b)	4,500	244,845
Gilead Sciences, Inc. (b)	10,000	373,800
GlaxoSmithKline plc - ADR	10,000	437,300
Johnson & Johnson	12,500	704,126
Medtronic, Inc.	4,900	254,310
Merck & Company, Inc.	4,500	148,500
Pfizer, Inc.	10,000	306,000
Quest Diagnostics, Inc.	4,000	352,880
St. Jude Medical, Inc. (b)	2,000	150,540
Teva Pharmaceutical Industries, Ltd. - ADR	6,600	171,270
UnitedHealth Group, Inc.	5,000	368,700
		4,686,878
Industrials (12.1%)
Danaher Corp.	5,000	256,400
FedEx Corp.	5,500	471,295
General Electric Co.	11,095	372,570
Honeywell International, Inc.	7,800	279,708
Illinois Tool Works, Inc.	3,000	279,510
Tyco International, Ltd.	11,500	352,590

United Technologies Corp.	4,700	438,886
		2,450,959
Information Technology (22.9%)
Adobe Systems, Inc.	6,000	296,820
Affiliated Computer Services, Inc. - Class A (b)	9,000	501,030
Analog Devices, Inc.	4,500	174,510
Cisco Systems, Inc. (b)	25,000	452,500
Dell, Inc. (b)	11,000	391,600
First Data Corp.	6,500	282,750
Flextronics International, Ltd. (b)	13,400	177,550
Intel Corp.	27,500	551,650
Microsoft Corp.	27,200	752,080
Motorola, Inc.	9,000	162,360
Oracle Corp. (b)	18,000	203,040
SAP - ADR	9,500	370,025
Texas Instruments, Inc.	15,000	319,200
		4,635,115
Materials (1.3%)
Alcoa, Inc.	3,300	110,847
Phelps Dodge Corp. (b)	1,600	147,248
		258,095
Total Common Stocks		19,585,156

Investment Company (3.4%)
Federated Prime Cash Obligations Fund – Institutional Class	684,613	684,613

Total Investments (Cost $19,049,112) (a) - 100.0%		$20,269,769

Percentages indicated are based on net assets of $20,277,091.

(a)  Represents cost for financial reporting purposes, is substantially the same for federal income tax purposes, and differs from fair value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$1,974,780
Unrealized depreciation	(754,123)
Net unrealized appreciation	$1,220,657

(b)  Represents non-income producing securities.

ADR – American Depository Receipt.

See accompanying notes to the schedules of investments.

BB&T Capital Manager Equity Fund

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Shares	Fair Value
Investment Companies (100.2%)
Investment Companies (100.2%)
BB&T Equity Index Fund - Class A	391,321	$2,946,649
BB&T International Equity Fund - Institutional Class	410,686	3,384,052
BB&T Large Company Growth Fund - Institutional Class (b)	565,151	4,719,015
BB&T Large Company Value Fund - Institutional Class	406,748	7,032,680
BB&T Mid Cap Growth Fund - Institutional Class (b)	95,660	1,090,528
BB&T Mid Cap Value Fund - Institutional Class	103,997	1,602,599
BB&T Small Company Growth Fund - Institutional Class (b)	56,099	693,385
BB&T Small Company Value Fund - Institutional Class	72,970	1,038,356
BB&T U.S. Treasury Money Market Fund - Institutional Class	693,662	693,662
Total Investment Companies		23,200,926

Total Investments in Affiliates (Cost $23,617,928) (a) - 100.2%		$23,200,926

Percentages indicated are based on net assets of $23,151,467.

(a) Represents cost for financial reporting purposes, is substantially the same for federal income tax purposes, and differs from fair value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$963,083
Unrealized depreciation	(1,380,085)
Net unrealized appreciation	$(417,002)

(b) Represents non-income producing securities.

See accompanying notes to the schedules of investments.

BB&T Special Opportunities Equity Fund

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Shares	Fair Value
Common Stocks (97.1%)
Commercial Services (9.8%)
Cendant Corp.	25,500	$550,800
ChoicePoint, Inc. (b)	11,800	503,270
WCI Communities, Inc. (b)	24,700	575,510
		1,629,580
Consumer Discretionary (20.5%)
Anheuser-Busch Companies, Inc.	11,500	574,425
Costco Wholesale Corp. (b)	11,800	490,408
Fox Entertainment Group, Inc. - Class A (b)	21,000	582,540
Hain Celestial Group, Inc. (b)	33,000	583,440
Smithfield Foods, Inc. (b)	23,000	575,000
YUM! Brands, Inc.	14,500	589,570
		3,395,383
Energy (11.6%)
Apache Corp.	12,500	626,375
Pioneer Natural Resources Co.	18,400	634,432
XTO Energy, Inc.	20,100	652,848
		1,913,655
Financials (10.3%)
Allstate Corp.	11,500	551,885
MBIA, Inc.	10,000	582,100
Wells Fargo & Co.	9,500	566,485
		1,700,470
Health Care (19.6%)
Coventry Health Care, Inc. (b)	11,000	587,070
Laboratory Corporation of America Holdings (b)	14,000	612,080
Manor Care, Inc.	19,550	585,718
MedCath Corp. (b)	37,239	589,121
STERIS Corp. (b)	11,500	252,310
Watson Pharmaceuticals, Inc. (b)	21,000	618,660
		3,244,959
Industrials (3.6%)
L-3 Communications Holdings, Inc.	9,000	603,000

Information Technology (18.0%)
CACI International, Inc. - Class A (b)	11,000	580,580
Comcast Corp. - Class A (b)	19,750	557,740
Digital Insight Corp. (b)	44,000	599,720
Internet Security Systems, Inc. (b)	38,600	656,200
VERITAS Software Corp. (b)	33,000	587,400
		2,981,640
Insurance (3.7%)
Markel Corp. (b)	2,000	616,800
Total Common Stocks		16,085,487

Investment Companies (3.3%)
Federated Prime Cash Obligations Fund - Institutional Class	378,165	378,165
Federated Prime Obligations Fund - Institutional Class	171,247	171,247
Total Investment Companies		549,412

Total Investments (Cost $15,898,004) (a) - 100.4%		$16,634,899

Percentages indicated are based on net assets of $16,570,019.

(a) Represents cost for financial reporting purposes, is substantially the same for federal income tax purposes, and differs from fair value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$967,692
Unrealized depreciation	(230,797)
Net unrealized appreciation	$736,895

(b) Represents non-income producing securities.

ADR – American Depository Receipt.

See accompanying notes to the schedules of investments.

BB&T Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

	Shares or Principal Amount	Fair Value
Corporate Bonds (16.9%)
Consumer Discretionary (2.1%)
Target Corp., 5.50%, 4/1/07	$300,000	$317,414

Consumer Staples (1.0%)
Kraft Foods, Inc., 5.25%, 10/1/13	150,000	152,796

Financial Services (4.1%)
Citigroup, Inc., 6.75%, 12/01/05	300,000	314,161
Goldman Sachs Group, Inc., 4.125%, 1/15/08	300,000	305,781
		619,942
Health Care (4.1%)
Abbott Laboratories, 5.625%, 7/1/06	300,000	314,064
Bristol-Myers Squibb Co., 4.75%, 10/1/06	300,000	310,001
		624,065
Information Technology (2.0%)
IBM Corp., 4.875%, 10/1/06	300,000	311,426

Materials (1.5%)
Alcoa, Inc., 7.375%, 8/1/10	200,000	233,208

Telecommunication Services (2.1%)
Verizon Global Funding Corp., 6.125%, 6/15/07	300,000	321,429
Total Corporate Bonds		2,580,280

Mortgage-Backed Securities (31.2%)
Federal National Mortgage Assoc. (31.2%)
4.50%, 10/1/18, Pool # 752030	2,643,145	2,637,021
5.50%, 1/1/34, Pool # 757571	2,076,926	2,107,006
Total Mortgage-Backed Securities		4,744,027

U.S. Government Agencies (33.2%)
Federal Farm Credit Bank (2.0%)
2.625%, 12/15/05	300,000	300,515
Federal Home Loan Bank (8.5%)
2.50%, 3/13/06	1,300,000	1,298,279
Federal Home Loan Mortgage Corporation (7.9%)
4.875%, 3/15/07	1,150,000	1,201,331
Federal National Mortgage Assoc. (14.8%)
5.50%, 7/18/12, Callable 7/18/05 @ 100	2,200,000	2,239,567
Total U.S. Government Agencies		5,039,692

U.S. Treasury Notes (17.5%)
1.625%, 10/31/05	800,000	795,000
5.375%, 2/15/31	1,750,000	1,874,688

Total U.S. Treasury Notes		2,669,688

Investment Companies (0.7%)
Federated Prime Cash Obligations Fund - Institutional Class	110,241	110,241

Total Investments (Cost $15,063,654) (a) - 99.5%		$15,143,928

Percentages indicated are based on net assets of $15,225,456.

(a) Represents cost for financial reporting purposes, is substantially the same for federal income tax purposes, and differs from fair value by net unrealized appreciation/depreciation of securities as follows:

Unrealized appreciation	$95,464
Unrealized depreciation	(15,190)
Net unrealized appreciation	$80,274

See accompanying notes to the schedules of investments.

BB&T Variable Insurance Funds

Notes to Schedules of Investments

September 30, 2004  (Unaudited)

1.                                      Organization:

The Variable Insurance Funds (the “Trust”) were organized on July 20, 1994, and are registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end investment company established as a Massachusetts business trust.

The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value.  The Trust presently offers shares of the BB&T Large Cap Value Fund, the BB&T Mid Cap Growth Fund, the BB&T Large Company Growth Fund, the BB&T Capital Manager Equity Fund, the BB&T Special Opportunities Equity Fund, and the BB&T Total Return Bond Fund (referred to individually as a “Fund” and collectively as the “Funds”). Shares of the Funds are offered through variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund enters into contracts with their vendors and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund.  However, based on experience, the Fund expects that risk of loss to be remote.

2.                                      Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.  Actual results could differ from those estimates.  The BB&T Capital Manager Equity Fund seeks its investment objective of capital appreciation by investing solely in a diversified portfolio of mutual funds (the “Underlying Funds”). The Fund purchases shares of the Underlying Funds at net asset value and without sales charge.

Securities Valuation – Exchange listed securities are valued at the closing sales price on the exchange on the day of computation, or, if there have been no sales during such day, at the latest bid quotation. For Nasdaq traded securities, fair value may also be determined on the basis of the Nasdaq Official Closing Price (“NOCP”) instead of the last reported sales price. Unlisted securities are valued at their latest bid quotation in their principal market.  If no such bid price is available, then such securities are valued in good faith at their respective fair values using methods determined by or under the supervision of the Board of Trustees.  Portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value.  Investments in the BB&T Capital Manager Equity Fund are valued at their net asset value as reported by the Underlying Funds.

Securities Transactions – Securities transactions are accounted for no later than one day after trade date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Repurchase Agreements – The Funds may acquire repurchase agreements from member banks of the Federal Deposit Insurance Corporation and from registered broker/dealers that BB&T Asset Management, Inc. (“BB&T”) deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price.  The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying collateral.  The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price, including accrued interest.  Securities subject to repurchase agreements are held by the Fund’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

OPTION CONTRACTS

The funds may write or purchase option contracts.  These transactions are to hedge against changes in interest rates, security prices, currency fluctuations, and other market developments, or for the purposes of earning additional income (i.e. speculation).

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised.  Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract.  Put and call options purchased are accounted for in the same manner as other securities owned.  The cost of securities acquired through the exercise of call options is increased by the premiums paid.  The proceeds from securities sold through the exercise of put options are decreased by premiums paid.

In writing and option, the Funds contract with a specified counterparty to purchase (written put option) or sell (written call option) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty.  The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset, and may be required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current fair value.

The following is a summary of option activity for the period ended September 30, 2004 by Fund:

		Special Opportunities Equity Fund
Covered Call Options	Contracts	Premiums

Balance at beginning of period	—	$—

Options written	110	24,049

Options closed	—	—

Options expired	—	—

Options exercised	—	—

Options outstanding at end of period	110	$24,049

The following is a summary of options outstanding as of September 30, 2004:

Special Opportunities Equity Fund	Contracts	Fair Value

CACI International, Inc.- Class A $55.00, 12/18/04	110	$24,200
Total Covered Call Options (Proceeds $24,049)		$24,200

Item 2. Controls and Procedures.

(a)          Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Variable Insurance Funds

By (Signature and Title)*	/s/ Walter B. Grimm	Walter B. Grimm, President

Date	November 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Walter B. Grimm	Walter B. Grimm, President

Date	November 26, 2004

By (Signature and Title)*	/s/ Adam S. Ness	Adam S. Ness, Treasurer

Date	November 26, 2004

* Print the name and title of each signing officer under his or her signature.